Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock-Based Compensation
Schedule of weighted average assumptions to estimate the fair value of stock options granted

	Nine Months Ended September 30,
	2016	2015
Expected term (years)	6.25	6.25
Expected volatility	50%	50%
Expected dividend yield	0%	0%
Weighted average risk-free interest rate	1.34%	1.61%
Weighted average grant date fair value	$9.39	$5.49

	Year ended December 31,
	2015	2014
Expected term (years)	6.25	6.25
Expected volatility	50%	50%
Expected dividend yield	0%	0%
Weighted average risk‑free interest rate	1.70%	1.80%
Weighted average grant date fair value	$7.77	$5.70

Summary of stock option activity

	Nine Months Ended September 30,
	2016		2015
		Weighted		Weighted
		average		average
		exercise		exercise
	Shares	price	Shares	price
Outstanding at beginning of period	6,441,573	$9.59	5,012,034	$7.97
Granted	264,976	19.14	24,584	11.33
Exercised	(4,113)	13.06	(25,620)	6.26
Forfeited	(99,326)	12.91	(492,880)	10.09
Expired	(1,220)	11.33	—	—
Outstanding at end of period	6,601,890	$9.92	4,518,118	$7.77

	Year Ended December 31,
	2015		2014
Summary stock option activity	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	5,024,235	$9.92	3,312,666	$8.20
Granted	1,997,964	15.70	1,961,150	12.61
Exercised	(25,620)	8.20	(13,762)	8.20
Forfeited	(555,051)	12.10	(235,820)	8.20
Expired
Outstanding at end of period	6,441,527	$11.53	5,024,235	$9.92

Summary of stock options outstanding, vested and exercisable

					Average
		Weighted		Weighted	Remaining
	Service-	average	Performance-	average	Contractual	Aggregate
	based	exercise	based	exercise	Term	Intrinsic
	Shares	price	Shares	price	(in years)	Value
Stock options outstanding as of September 30, 2016	3,840,828	$10.55	2,761,062	$9.05	7.50	$155,844
Stock options vested and exercisable as of September 30, 2016	2,031,919	$8.95	2,746,592	$9.02	7.20	$117,257

	Service‑ based Shares	Weighted average exercise price	Performance‑ based Shares	Weighted average exercise price	Weighted‑ Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Stock options outstanding as of December 31, 2015	3,646,617	$11.95	2,794,910	$10.99	8.2	$27,042
Stock options vested and exercisable as of December 31, 2015	1,120,113	$8.80	—	$—	7.2	$7,764